January 9, 2009

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:           James Advantage Funds  - File Nos. 333-37277 and 811-08411

Ladies and Gentlemen:

James Advantage Funds (the “Trust”) hereby submits Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed pursuant to Rule 485(a)(2) promulgated under the Securities Act of 1933.  The main purpose of the filing is to register a new series of shares, the James Long-Short Fund (the “Fund”).

On behalf of the Trust, we hereby request selective review of the Amendment.  The Prospectus and Statement of Additional Information (“SAI”) of the Fund are substantially similar to the Prospectus and SAI of the Trust’s other series which have been previously reviewed by the Commission’s staff, except as noted herein.  The following sections of the Fund’s Prospectus are materially different than the Trust’s current prospectus: the Risk/Return Summary (including the Fund’s principal investment strategy and principal risks) and Expense Information (including the Fund’s fee table and expense example).  The following sections of the Fund SAI are materially different than the Trust’s current combined SAI: Definitions, Policies and Risk Considerations (including revisions to the Equity Securities, Investment Company Securities, Borrowing and Leverage and Investment Techniques Specific to the Market Neutral Fund and Long-Short Fund sub-sections).

All changes were made to differentiate the Long-Short Fund and its investment objectives and strategies from the other funds of the Trust (which are in a combined prospectus).  Of course, there are changes to reflect that the Prospectus is for a single fund (as opposed to the multiple funds in the combined prospectus) and to make other non-material changes to the Prospectus and combined SAI.

If you have any comments or questions, please contact Donald S. Mendelsohn at (513) 352-6546.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP